S000042071 [Member] Investment Strategy - Northern Trust STOXX Global Broad Infrastructure ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Underlying Index is designed to reflect the performance of a selection of companies that, in aggregate, offer broad exposure to publicly traded developed- and emerging-market infrastructure companies, including U.S. companies, as defined by STOXX Ltd. (the “Index Provider”) pursuant to its index methodology. In addition, NTI believes that the companies in the Underlying Index have the potential to generate income through dividend and other payments received.
To be eligible for inclusion in the Underlying Index, companies must generate at least 50% of their respective revenues from the ownership, development, construction, financing or operation of infrastructure-related assets in the following five supersector groups (the “Infrastructure Sectors”): (i) communication (i.e., cable and satellite, data centers, wireless, wireless towers and wireline); (ii) energy (i.e., energy utilities and mid-stream energy); (iii) government outsourcing/social (i.e., correctional facilities, hospitals and postal services); (iv) transportation (i.e., air trans portation, passenger transportation, rail transportation, road transportation and water transportation); and (v) utilities (i.e., waste management and water utilities). Securities must also meet a certain minimum liquidity criteria: 3-month average daily trading volume (ADTV) greater than one million USD. Eligible securities are then selected based on largest free-float adjusted market capitalization, with a maximum of 40 securities from each supersector group and with a cap on the number of constituent securities among the sector groups of each supersector group. To prevent companies, supersectors and countries from dominating the portfolio, the Underlying Index also includes constituent, supersector and country weight caps (“Weight Caps”). Constituents of the Underlying Index may include common and preferred stocks, publicly-traded units of master limited partnerships (“MLPs”) and real estate investment trusts (“REITs”).
As of December 31, 2025, the Underlying Index was comprised of 170 issues with market capitalizations ranging from $178.5 million to $176.1 billion. The Underlying Index is reconstituted on an annual basis and the Weight Caps are applied on a quarterly basis. The Fund generally reconstitutes or otherwise modifies its portfolio in accordance with the Underlying Index.
NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
NTI uses a representative sampling strategy to manage the Fund. “Representative sampling” is investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The Fund may or may not hold all of the securities that are included in the Underlying Index. The Fund reserves the right to invest in substantially all of the securities in its Underlying Index in approximately the same proportions (i.e., replication) if NTI determines that it is in the best interest of the Fund.
Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary
Receipts”) based on the securities in the Underlying Index. The Fund may also invest up to 20% of its assets in cash and cash equivalents, including shares of money market funds advised by NTI or its affiliates, futures contracts, options on futures contracts and forward currency contracts, as well as securities not included in the Underlying Index, but which NTI believes will help the Fund track its Underlying Index.
The Underlying Index is sponsored by the Index Provider, an organization that is independent of the Fund and NTI. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).
From time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular countries or geographic regions. As of December 31, 2025, the Fund focused its investments in the U.S.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the Infrastructure Sectors. The components of the Underlying Index, and the degree to which these components represent certain industries or sectors, may change over time.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the Infrastructure Sectors. The components of the Underlying Index, and the degree to which these components represent certain industries or sectors, may change over time.